Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [Abstract]
Schedule of Inventory

	December 31, 2021	December 31, 2020
In-process precious metals	$116.2	$72.7
Ore in stockpiles	25.4	30.8
Parts and supplies	61.0	53.0
Dore, and refined precious metals	7.0	9.9
	209.6	166.4
Less: Long-term inventory	(10.6)	(17.9)
	$199.0	$148.5